Note 14 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
As at July 1	$ 25,794	$ 21,919	$ 22,387
Reclassification to held for sale assets	5,289	(0)	(0)
Goodwill on acquisition of Tembo	0	1,698	0
Foreign exchange	(2,236)	2,177	(468)
Carrying value	$ 18,269	$ 25,794	$ 21,919